UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

Wahed Dow Jones Islamic World ETF
UMMA (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Wahed Dow Jones Islamic World ETF for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.wahed.com/umma. You can also request this information by contacting us at 1-855-976-4747.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed Dow Jones Islamic World ETF	$82	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The dominant driver was accelerating hyperscaler AI capex, which fueled a memory chip supercycle. Securities in the fund exposed to the chip and semiconductor supply chain benefited during the rally as demand continued to surge globally.  Two headwinds partially offset these gains mid-period: revoked US export waivers affecting Samsung’s and SK Hynix’s Chinese operations, and ASML’s temporary pullback in its 2026 growth outlook amid tariff and trade uncertainty. Both names recovered by period-end.  As a USD-denominated fund holding Korean, Japanese, European, and Taiwanese securities, currency translation contributed meaningfully to the outsized USD returns on Korean holdings.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/06/2022)
Wahed Dow Jones Islamic World ETF NAV	51.40	11.44
MSCI AC WORLD INDEX ex USA Net (USD)	32.77	10.71
Dow Jones Islamic Market International Titans 100 Total Return Index	47.18	10.98
Visit https://www.wahed.com/umma for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Wahed Dow Jones Islamic World ETF	PAGE 1	TSR-AR-53656F268

KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$280,473,521
Number of Holdings	95
Net Advisory Fee	$1,194,579
Portfolio Turnover	11%
30-Day SEC Yield	0.67%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Top Sectors	(%)
Technology	45.9%
Health Care	14.3%
Industrials	13.7%
Materials	9.0%
Consumer Discretionary	6.2%
Consumer Staples	5.7%
Energy	1.9%
Communications	0.7%
Real Estate	0.4%
Cash & Other	2.2%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Samsung Electronics Co. Ltd.	8.2%
SK hynix, Inc.	8.1%
ASML Holding NV	5.3%
Infineon Technologies AG	4.2%
Murata Manufacturing Co. Ltd.	3.0%
Roche Holding AG	2.6%
AstraZeneca PLC	2.6%
Novartis AG	2.5%
Nestle SA	2.3%
Changes to the Fund’s Principal Investment Strategy
The Fund  changed an aspect of its Principal Investment Strategy by removing Environmental, Social & Governance (“ESG”) considerations and screening from its discretionary investment decisions in the Fund. This resulted in the removal of any reference to “ESG Screens” and related language in the disclosure.
Changes to Fund’s Principal Risks
Due to the removal of discretionary ESG screening, the fund removed the principal risk labeled “Environmental, Social & Governance Risk”. Due to the change in its age and maturity, the fund removed the principal risk labeled “Limited Operating History Risk”.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wahed.com/umma.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wahed Invest LLC documents not be householded, please contact Wahed Invest LLC at 1-855-976-4747, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wahed Invest LLC or your financial intermediary.
Wahed Dow Jones Islamic World ETF	PAGE 2	TSR-AR-53656F268

Wahed FTSE USA Shariah ETF
HLAL (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | May 31, 2026
This annual shareholder report contains important information about the Wahed FTSE USA Shariah ETF for the period of June 1, 2025, to May 31, 2026.  You can find additional information about the Fund at https://www.wahed.com/hlal. You can also request this information by contacting us at 1-855-976-4747.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed FTSE USA Shariah ETF	$61	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Technology was the primary driver of performance during the fiscal year. The Fund’s roughly  56% allocation to the technology sector captured most of its return, as Artificial Intelligence infrastructure spending and hyperscaler capex fueled strong earnings and a record Q2 2026 in which the sector surged roughly 43% in a single quarter. The Fund’s variance versus standalone technology indices reflects diversification into other sectors such as communications and health care, plus the absence of certain semiconductor names during the period. The Fund’s Shariah screen, which excludes financials, was a structural tailwind — financials lagged technology significantly over the period, so the resulting overweight to technology and communications worked in the Fund’s favor.  Macro conditions were broadly supportive: U.S. Gross Domestic Product grew about 2.1% and the Federal Reserve eased to a 3.75% funds rate by year-end 2025, both favoring long-duration growth stocks. Heightened volatility in the period was driven by proposed and revised U.S. trade policies, with markets rallying after announcements of easing tariffs and restrictions.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return  NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/15/2019)
Wahed FTSE USA Shariah ETF NAV	43.84	15.79	17.91
S&P 500 TR	29.78	14.15	16.12
FTSE Shariah USA Index TR	44.48	16.36	18.53
Visit https://www.wahed.com/hlal for more recent performance information.
Wahed FTSE USA Shariah ETF	PAGE 1	TSR-AR-53656F607

*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$917,669,957
Number of Holdings	208
Net Advisory Fee	$3,561,936
Portfolio Turnover	19%
30-Day SEC Yield	0.36%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Top Sectors	(%)
Manufacturing	59.4%
Information	16.2%
Professional, Scientific, and Technical Services	13.2%
Mining, Quarrying, and Oil and Gas Extraction	3.5%
Wholesale Trade	1.2%
Retail Trade	1.2%
Utilities	0.9%
Construction	0.9%
Administrative and Support and Waste Management and Remediation Services	0.8%
Cash & Other	2.7%

Top 10 Issuers	(%)
Apple, Inc.	13.2%
Alphabet, Inc.	11.4%
Microsoft Corp.	9.5%
Broadcom, Inc.	5.8%
Meta Platforms, Inc.	4.0%
Tesla, Inc.	3.6%
Micron Technology, Inc.	3.2%
Eli Lilly & Co.	2.4%
Advanced Micro Devices, Inc.	2.3%
Exxon Mobil Corp.	1.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wahed.com/hlal.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wahed Invest LLC documents not be householded, please contact Wahed Invest LLC at 1-855-976-4747, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wahed Invest LLC or your financial intermediary.
Wahed FTSE USA Shariah ETF	PAGE 2	TSR-AR-53656F607

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2026	FYE 5/31/2025
(a) Audit Fees	$33,300	$33,300
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$7,500	$6,850
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2026	FYE 5/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2026	FYE 5/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Wahed Dow Jones Islamic World ETF
(UMMA)
Wahed FTSE USA Shariah ETF
(HLAL)
Annual Financial Statements & Additional Information
May 31, 2026

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2026

	Shares	Value
COMMON STOCKS - 97.7%
Apparel & Textile Products - 1.9%
adidas AG	4,437	$862,619
Cie Financiere Richemont SA	13,502	2,918,651
Hermes International SCA	866	1,637,146
		5,418,416
Automotive - 0.9%
BYD Co. Ltd. - Class H	87,038	1,013,929
Denso Corp.	49,572	594,154
Ferrari NV	3,017	1,039,313
		2,647,396
Biotech & Pharmaceutical - 12.1%
AstraZeneca PLC	38,560	7,173,833
Chugai Pharmaceutical Co. Ltd.	15,472	767,039
CSL Ltd.	11,919	828,503
Daiichi Sankyo Co. Ltd.	48,289	819,175
GSK PLC	100,091	2,538,466
Novartis AG	46,777	7,053,518
Novo Nordisk AS	76,417	3,495,520
Otsuka Holdings Co. Ltd.	13,045	959,999
Roche Holding AG	16,378	6,902,509
Roche Holding AG – Bearer Shares	693	298,539
Sanofi SA	26,663	2,342,615
UCB SA	2,968	871,770
		34,051,486
Chemicals - 2.2%
Air Liquide SA	14,434	2,999,553
Givaudan SA	198	734,882
Shin-Etsu Chemical Co. Ltd.	52,187	2,543,292
		6,277,727
Commercial Support Services - 2.4%
Compass Group PLC	40,979	1,318,294
Recruit Holdings Co. Ltd.	39,263	2,607,010
RELX PLC	45,292	1,495,753
Waste Connections, Inc.	6,307	941,964
Wolters Kluwer NV	5,811	413,788
		6,776,809
Construction Materials - 0.7%
Holcim AG	12,836	1,271,854
Sika AG	3,996	784,011
		2,055,865
Diversified Industrials - 1.4%
Hitachi Ltd.	116,850	3,791,991
E-Commerce Discretionary - 0.9%
JD.com, Inc. - ADR	35,796	1,031,999
PDD Holdings, Inc. - ADR(a)	18,780	1,585,783
		2,617,782

The accompanying notes are an integral part of these financial statements.

1

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electrical Equipment - 6.2%
ABB Ltd.	39,402	$4,216,798
Assa Abloy AB - Class B	24,514	883,308
Daikin Industries Ltd.	7,622	1,114,883
Legrand SA	6,666	1,148,559
Mitsubishi Electric Corp.	54,906	2,261,911
Schneider Electric SE	13,657	4,302,227
Siemens Energy AG	18,498	3,523,758
		17,451,444
Food - 2.5%
Chocoladefabriken Lindt & Spruengli AG – Participation Certificate	22	261,995
Chocoladefabriken Lindt & Spruengli AG	2	244,449
Nestle SA	62,642	6,368,824
		6,875,268
Health Care Facilities & Services - 0.4%
Lonza Group AG	1,734	1,110,506
Household Products - 2.9%
Haleon PLC	221,582	1,005,657
L’Oreal SA	5,733	2,559,321
Reckitt Benckiser Group PLC	15,803	977,956
Unilever PLC	61,126	3,465,100
		8,008,034
Internet Media & Services - 0.7%
Meituan - Class B(a)	134,176	1,257,462
Trip.com Group Ltd. - ADR(a)	14,947	708,936
		1,966,398
IT Services - 1.3%
Fujitsu Ltd.	43,159	913,119
Infosys Ltd. - ADR	144,337	1,825,863
NEC Corp.	34,209	881,711
		3,620,693
Leisure Facilities & Services - 0.3%
Amadeus IT Group SA	11,048	705,737
Machinery - 2.4%
Atlas Copco AB - Class A	63,220	1,214,999
Atlas Copco AB - Class B	39,172	666,071
FANUC Corp.	23,634	1,171,679
Keyence Corp.	5,104	2,568,512
Komatsu Ltd.	23,411	967,235
		6,588,496
Medical Equipment & Devices - 1.8%
Alcon AG	12,365	824,492
EssilorLuxottica SA	7,321	1,496,357
FUJIFILM Holdings Corp.	32,004	667,864
Hoya Corp.	8,646	1,470,781
Terumo Corp.	37,849	570,862
		5,030,356

The accompanying notes are an integral part of these financial statements.

2

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Metals & Mining - 6.1%
Agnico Eagle Mines Ltd.	11,565	$2,128,050
Barrick Mining Corp.	39,049	1,669,621
BHP Group Ltd.	128,553	5,763,311
Cameco Corp.	10,567	1,188,294
Gold Fields Ltd.	20,585	815,349
Rio Tinto Ltd.	9,416	1,257,612
Rio Tinto PLC	26,332	2,828,169
Wheaton Precious Metals Corp.	10,399	1,399,266
		17,049,672
Oil & Gas Supply Chain - 1.9%
Canadian Natural Resources Ltd.	53,127	2,418,107
LUKOIL PJSC - ADR(a)(b)(c)	224	0
Suncor Energy, Inc.	47,587	2,976,713
		5,394,820
Retail - Consumer Staples - 0.3%
Dollarama, Inc.	6,567	840,450
Retail - Discretionary - 2.2%
Fast Retailing Co. Ltd.	5,340	2,761,745
Industria de Diseno Textil SA	28,210	1,754,627
Wesfarmers Ltd.	28,437	1,632,542
		6,148,914
Semiconductors - 30.6%(d)
Advantest Corp.	19,651	3,230,521
ASML Holding NV	9,236	14,925,388
Disco Corp.	2,482	1,014,847
Infineon Technologies AG	124,192	11,755,001
SK hynix, Inc.	14,741	22,820,672
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	67,284	28,154,990
Tokyo Electron Ltd.	12,327	4,059,183
		85,960,602
Software - 2.0%
Constellation Software, Inc.	495	1,014,338
SAP SE	24,976	4,525,193
		5,539,531
Specialty Finance - 0.3%
Experian PLC	22,740	788,683
Technology Hardware - 12.0%
Canon, Inc.	22,973	610,150
Murata Manufacturing Co. Ltd.	140,927	8,520,776
Samsung Electronics Co. Ltd.	109,922	23,122,279
Xiaomi Corp. - Class B(a)	415,561	1,486,760
		33,739,965

The accompanying notes are an integral part of these financial statements.

3

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Transportation & Logistics - 1.3%
Canadian National Railway Co.	13,387	$1,586,460
Canadian Pacific Kansas City Ltd.	22,315	1,994,103
		3,580,563
TOTAL COMMON STOCKS (Cost $186,712,421)		274,037,604
REAL ESTATE INVESTMENT TRUSTS - 0.4%
REIT - 0.4%
Goodman Group	52,485	1,195,956
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,168,904)		1,195,956

	Contracts
WARRANTS - 0.0%(e)
Software - 0.0%(e)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $11.50(a)(c)(g)(h)	122	0(f)
TOTAL WARRANTS (Cost $0)		0(f)
TOTAL INVESTMENTS - 98.1% (Cost $187,881,325)		$275,233,560
Other Assets in Excess of Liabilities - 1.9%		5,239,961
TOTAL NET ASSETS - 100.0%		$280,473,521

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PJSC - Public Joint Stock Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Restricted Russian-issued security. As of May 31, 2026, the value of these securities represented 0.00% of the Fund’s net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(e)	Represents less than 0.05% of net assets.
(f)	Rounds to zero.
(g)	Expiration is the earlier of March 2040 or the first date on which all the outstanding Series 1 Debentures have matured or have otherwise been repurchased, redeemed or cancelled.
(h)	Each warrant will, upon exercise, entitle the holder to receive $100 CAD principal of Series 2 Debentures for each $100 principal amount of
Series 1 Debentures tendered for repurchase by the company.
The accompanying notes are an integral part of these financial statements.

4

Wahed Dow Jones Islamic World ETF
Schedule of Investments
May 31, 2026(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$274,037,604	$—	$0(a)	$274,037,604
Real Estate Investment Trusts	1,195,956	—	—	1,195,956
Warrants	—	—	0(a)	0(a)
Total Investments	$275,233,560	$—	$0(a)	$275,233,560

(a)	Amount is less than $0.50. The security classified as Level 3 is deemed immaterial.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The Level 3 investments as of May 31, 2026, represented 0.00% of net assets. Certain Russian-issued securities continue to be untradeable due to the ongoing conflict in Russia and Ukraine, which has caused significant disruption and volatility in the global stock market.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.
Allocation of Portfolio Holdings by Country as of May 31, 2026
(% of Net Assets)

South Korea	$45,942,951	16.4%
Japan	44,868,439	16.0
Switzerland	32,991,028	11.7
Taiwan	28,154,990	10.0
United Kingdom	20,803,228	7.5
Germany	20,666,571	7.4
Canada	18,157,366	6.5
France	16,485,778	5.8
Netherlands	15,339,176	5.5
Australia	10,677,924	3.8
China	4,790,150	1.6
Denmark	3,495,520	1.2
Sweden	2,764,378	1.0
Spain	2,460,364	0.9
Ireland	2,374,466	0.8
India	1,825,863	0.7
Italy	1,039,313	0.4
Belgium	871,770	0.3
South Africa	815,349	0.3
Singapore	708,936	0.3
Russia	0	—(a)
Other Assets in Excess of Liabilities	5,239,961	1.9
	$280,473,521	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2026

	Shares	Value
COMMON STOCKS - 98.9%
Automobiles and Parts - 3.7%
Aptiv PLC(a)	5,716	$388,345
Genuine Parts Co.	3,664	361,637
Tesla, Inc.(a)	75,310	32,819,345
		33,569,327
Basic Resources - 0.9%
Fastenal Co.	30,401	1,343,724
International Paper Co.	14,205	475,441
Newmont Corp.	31,297	3,436,724
Nucor Corp.	5,953	1,488,250
Solstice Advanced Materials, Inc.	4,234	356,630
Southern Copper Corp.	2,318	443,393
Steel Dynamics, Inc.	3,574	929,776
		8,473,938
Chemicals - 1.0%
Ecolab, Inc.	6,534	1,672,704
International Flavors & Fragrances, Inc.	6,906	525,202
Linde PLC	12,267	6,105,163
LyondellBasell Industries NV - Class A	6,697	446,355
		8,749,424
Construction and Materials - 1.3%
Carrier Global Corp.	20,653	1,319,107
Comfort Systems USA, Inc.	897	1,639,904
CRH PLC	17,631	1,918,077
Martin Marietta Materials, Inc.	1,577	917,246
Quanta Services, Inc.	3,827	2,723,791
Trane Technologies PLC	5,873	2,650,485
Vulcan Materials Co.	3,471	982,015
		12,150,625
Consumer Products and Services - 1.6%
DR Horton, Inc.	6,740	991,387
eBay, Inc.	11,911	1,301,515
Electronic Arts, Inc.	6,553	1,321,871
Estee Lauder Cos., Inc. - Class A	6,416	570,703
Garmin Ltd.	4,177	977,084
Lennar Corp. - Class A	5,424	486,967
Lennar Corp. - Class B	240	21,139
Lululemon Athletica, Inc.(a)	2,697	353,792
NIKE, Inc. - Class B	30,654	1,417,134
NVR, Inc.(a)	72	439,545
PulteGroup, Inc.	5,099	602,600
ROBLOX Corp. - Class A(a)	16,388	772,694
Rollins, Inc.	7,796	371,090
Take-Two Interactive Software, Inc.(a)	4,773	1,069,916
Uber Technologies, Inc.(a)	52,942	3,727,117
		14,424,554

The accompanying notes are an integral part of these financial statements.

6

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - 4.5%
Baker Hughes Co.	24,622	$1,572,853
Chevron Corp.	47,941	8,747,315
ConocoPhillips	31,524	3,593,105
Devon Energy Corp.	15,297	680,564
EOG Resources, Inc.	14,004	1,867,853
Expand Energy Corp.	5,630	523,477
Exxon Mobil Corp.	108,864	15,813,585
First Solar, Inc.(a)	2,634	808,085
Halliburton Co.	21,261	825,990
Occidental Petroleum Corp.	17,787	1,007,278
Phillips 66	10,184	1,791,162
SLB Ltd.	37,286	2,033,951
Valero Energy Corp.	7,739	1,894,662
		41,159,880
Food, Beverage and Tobacco - 1.8%
Archer-Daniels-Midland Co.	12,790	1,020,386
Coca-Cola Co.	101,872	8,048,907
Corteva, Inc.	17,809	1,394,088
Hershey Co.	3,800	737,314
Keurig Dr Pepper, Inc.	33,503	1,006,095
McCormick & Co., Inc.	6,602	312,737
Mondelez International, Inc. - Class A	33,693	2,061,001
Monster Beverage Corp.(a)	18,177	1,601,030
		16,181,558
Health Care - 9.9%
Abbott Laboratories	45,104	3,860,902
Agilent Technologies, Inc.	7,438	1,008,072
Biogen, Inc.(a)	3,780	740,880
Boston Scientific Corp.(a)	38,451	1,857,568
Cardinal Health, Inc.	6,181	1,216,421
Cooper Cos., Inc.(a)	5,106	312,538
Danaher Corp.	16,620	3,035,975
Edwards Lifesciences Corp.(a)	14,853	1,284,339
Eli Lilly & Co.	20,185	22,304,425
GE HealthCare Technologies, Inc.	11,826	737,233
Gilead Sciences, Inc.	32,493	4,368,034
IDEXX Laboratories, Inc.(a)	2,057	1,159,181
Illumina, Inc.(a)	3,973	647,440
Insulet Corp.(a)	1,829	265,095
Intuitive Surgical, Inc.(a)	9,090	3,859,978
Johnson & Johnson	62,499	14,082,900
Labcorp Holdings, Inc.	2,184	567,971
Medtronic PLC	33,248	2,454,035
Merck & Co., Inc.	64,925	7,707,896
Pfizer, Inc.	148,021	3,875,190
Quest Diagnostics, Inc.	2,911	567,354

The accompanying notes are an integral part of these financial statements.

7

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Regeneron Pharmaceuticals, Inc.	2,663	$1,637,159
ResMed, Inc.	3,780	720,355
STERIS PLC	2,538	539,909
Stryker Corp.	8,986	2,741,539
Thermo Fisher Scientific, Inc.	9,807	4,830,046
Vertex Pharmaceuticals, Inc.(a)	6,610	2,958,239
Waters Corp.(a)	2,525	968,514
West Pharmaceutical Services, Inc.	1,830	590,742
Zimmer Biomet Holdings, Inc.	5,091	419,142
		91,319,072
Industrial Goods and Services - 4.1%
3M Co.	14,076	2,155,458
Cintas Corp.	9,077	1,554,527
Cummins, Inc.	3,627	2,345,327
Dover Corp.	3,571	754,767
Dow, Inc.	18,219	614,891
DuPont de Nemours, Inc.	11,009	533,056
Emerson Electric Co.	14,769	2,124,078
Expeditors International of Washington, Inc.	3,421	540,484
FedEx Corp.	5,628	2,317,329
Ferguson Enterprises, Inc.	5,042	1,139,341
Fortive Corp.	8,147	475,133
GE Vernova, Inc.	7,046	6,822,783
Global Payments, Inc.	6,249	471,862
Hubbell, Inc.	1,358	643,162
IDEX Corp.	1,971	415,546
Ingersoll Rand, Inc.	10,360	742,190
Jacobs Solutions, Inc.	3,047	365,213
JB Hunt Transport Services, Inc.	1,977	546,502
Johnson Controls International PLC	16,191	2,170,565
Old Dominion Freight Line, Inc.	4,844	1,090,627
Packaging Corp. of America	2,334	510,936
Pentair PLC	4,244	300,645
PPG Industries, Inc.	6,060	684,659
Rockwell Automation, Inc.	2,927	1,320,253
Smurfit Westrock PLC	13,980	575,277
Snap-on, Inc.	1,334	495,194
Trimble, Inc.(a)	6,069	342,352
United Parcel Service, Inc. - Class B	19,314	2,060,611
Veralto Corp.	6,493	533,919
Versigent PLC(a)	1,895	83,607
Westinghouse Air Brake Technologies Corp.	4,449	1,161,901
WW Grainger, Inc.	1,135	1,400,862
Xylem, Inc.	6,321	692,402
		37,985,459

The accompanying notes are an integral part of these financial statements.

8

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media - 0.2%
Liberty Media Corp.-Liberty Formula One - Class A(a)	598	$50,220
Liberty Media Corp.-Liberty Formula One - Class C(a)	5,542	503,158
News Corp. - Class A	9,987	260,661
News Corp. - Class B	3,287	98,018
Omnicom Group, Inc.	8,119	590,333
		1,502,390
Personal Care, Drug and Grocery Stores - 1.5%
Cencora, Inc.	4,670	1,257,911
Church & Dwight Co., Inc.	6,312	603,616
Kenvue, Inc.	49,849	861,391
McKesson Corp.	3,211	2,383,975
Procter & Gamble Co.	61,759	8,866,122
		13,973,015
Real Estate - 0.1%
CBRE Group, Inc. - Class A(a)	7,778	972,561
CoStar Group, Inc.(a)	10,646	342,801
		1,315,362
Retail - 1.1%
Burlington Stores, Inc.(a)	1,605	519,747
Carvana Co.(a)	17,530	1,279,690
Dollar Tree, Inc.(a)	4,961	577,659
Ross Stores, Inc.	8,210	1,902,503
TJX Cos., Inc.	28,982	4,484,965
Tractor Supply Co.	13,878	437,573
Ulta Beauty, Inc.(a)	1,133	576,527
Williams-Sonoma, Inc.	3,034	617,632
		10,396,296
Technology - 64.8%(b)
Adobe, Inc.(a)	10,629	2,755,143
Advanced Micro Devices, Inc.(a)	41,634	21,487,307
Alphabet, Inc. - Class A	152,182	57,880,902
Alphabet, Inc. - Class C	124,002	46,678,073
Analog Devices, Inc.	12,739	5,272,035
Apple, Inc.	388,775	121,321,127
Applied Materials, Inc.	20,282	9,128,117
AppLovin Corp. - Class A(a)	6,351	3,893,735
Atlassian Corp. - Class A(a)	4,291	461,755
Autodesk, Inc.(a)	5,534	1,280,070
Broadcom, Inc.	119,850	53,545,385
Cadence Design Systems, Inc.(a)	7,118	2,668,752
CDW Corp.	3,349	420,132
Coherent Corp.(a)	4,351	1,572,756
Corning, Inc.	20,026	3,627,910
Dell Technologies, Inc. - Class C	7,864	3,310,036
Docusign, Inc.(a)	5,172	271,633

The accompanying notes are an integral part of these financial statements.

9

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
F5, Inc.(a)	1,420	$544,499
Flex Ltd.(a)	9,388	1,415,523
Gartner, Inc.(a)	1,787	289,851
GLOBALFOUNDRIES, Inc.(a)	3,205	256,304
Hewlett Packard Enterprise Co.	34,224	1,473,001
HP, Inc.	23,413	633,088
Intel Corp.(a)	113,686	13,037,511
International Business Machines Corp.	24,351	7,251,728
KLA Corp.	3,421	6,574,170
Lam Research Corp.	32,174	10,237,123
Marvell Technology, Inc.	22,111	4,532,755
Meta Platforms, Inc. - Class A	57,583	36,421,823
Micron Technology, Inc.	30,587	29,699,977
Microsoft Corp.	193,836	87,272,721
Monolithic Power Systems, Inc.	1,192	1,866,922
NetApp, Inc.	5,059	881,733
NXP Semiconductors NV	6,598	2,120,267
Okta, Inc.(a)	4,244	523,158
ON Semiconductor Corp.(a)	10,704	1,291,116
Palo Alto Networks, Inc.(a)	20,742	5,842,814
PTC, Inc.(a)	3,067	425,485
Qnity Electronics, Inc.	5,526	862,056
QUALCOMM, Inc.	27,616	6,932,168
Roper Technologies, Inc.	2,746	893,905
Salesforce, Inc.	23,600	4,509,960
Sandisk Corp.(a)	3,826	6,484,993
ServiceNow, Inc.(a)	27,241	3,387,963
Strategy, Inc.(a)	8,346	1,327,765
Super Micro Computer, Inc.(a)	13,435	619,219
Synopsys, Inc.(a)	4,973	2,365,258
TE Connectivity PLC	7,673	1,637,495
Teradyne, Inc.	4,080	1,527,185
Texas Instruments, Inc.	24,152	7,382,783
Twilio, Inc. - Class A(a)	3,676	700,793
Tyler Technologies, Inc.(a)	1,088	340,707
Vertiv Holdings Co. - Class A	9,867	3,115,111
Western Digital Corp.	8,714	4,628,964
		594,882,762
Telecommunications - 2.1%
AT&T, Inc.	179,856	4,460,429
Ciena Corp.(a)	3,590	2,083,026
Cisco Systems, Inc.	102,549	12,348,950
Ubiquiti, Inc.	106	61,889
		18,954,294

The accompanying notes are an integral part of these financial statements.

10

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Travel and Leisure - 0.1%
Delta Air Lines, Inc.	4,260	$351,365
Southwest Airlines Co.	3,370	144,742
United Airlines Holdings, Inc.(a)	2,168	248,886
		744,993
Utilities - 0.2%
Atmos Energy Corp.	4,161	703,750
Sempra	16,975	1,512,982
		2,216,732
TOTAL COMMON STOCKS (Cost $548,823,567)		907,999,681
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Real Estate - 0.7%
Digital Realty Trust, Inc.	9,013	1,712,470
Sun Communities, Inc.	3,198	395,465
Welltower, Inc.	17,868	3,668,836
Weyerhaeuser Co.	18,960	464,710
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,434,681)		6,241,481
RIGHTS - 0.0%(c)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00(a)(d)	5,608	0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 99.6% (Cost $553,258,248)		$914,241,162
Other Assets in Excess of Liabilities - 0.4%		3,428,795
TOTAL NET ASSETS - 100.0%		$917,669,957

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

11

Wahed FTSE USA Shariah ETF
Schedule of Investments
May 31, 2026(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$907,999,681	$—	$—	$907,999,681
Real Estate Investment Trusts	6,241,481	—	—	6,241,481
Rights	—	—	0(a)	0(a)
Total Investments	$914,241,162	$—	$0(a)	$914,241,162

(a)	Amount is less than $0.50. The security classified as Level 3 is deemed immaterial.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

12

WAHED ETFs
Statements of Assets and Liabilities
May 31, 2026

	Wahed Dow Jones Islamic World ETF	Wahed FTSE USA Shariah ETF
ASSETS:
Investments, at value	$275,233,560	$914,241,162
Cash	4,538,149	2,935,565
Dividends receivable	429,418	858,035
Dividend tax reclaims receivable	415,282	4,906
Total assets	280,616,409	918,039,668
LIABILITIES:
Payable to Adviser	142,888	369,711
Total liabilities	142,888	369,711
NET ASSETS	$ 280,473,521	$917,669,957
NET ASSETS CONSIST OF:
Paid-in capital	$197,906,379	$585,146,067
Total distributable earnings	82,567,142	332,523,890
Total net assets	$ 280,473,521	$917,669,957
Net assets	$280,473,521	$917,669,957
Shares issued and outstanding (unlimited shares authorized without par value)	7,350,000	12,550,000
Net asset value per share	$38.16	$73.12
COST:
Investments, at cost	$187,881,325	$553,258,248

The accompanying notes are an integral part of these financial statements.

13

WAHED ETFs
Statements of Operations
For the Year Ended May 31, 2026

	Wahed Dow Jones Islamic World ETF	Wahed FTSE USA Shariah ETF
INVESTMENT INCOME:
Dividend income	$3,602,677	$7,148,329
Dividend withholding tax reclaims	280,137	57,142
Less: issuance fees	(2,954)	(218)
Less: dividend withholding taxes	(697,824)	(61,254)
Total investment income	3,182,036	7,143,999
EXPENSES:
Investment advisory fee	1,194,579	3,561,936
Tax expense	185	185
Total expenses	1,194,764	3,562,121
NET INVESTMENT INCOME	1,987,272	3,581,878
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	9,343,382	18,425,098
Foreign currency transactions	(35,919)	—
Net realized gain	9,307,463	18,425,098
Net change in unrealized appreciation (depreciation) on:
Investments	73,048,306	245,834,954
Foreign currency translation	5,978	—
Net change in unrealized appreciation (depreciation)	73,054,284	245,834,954
Net realized and unrealized gain	82,361,747	264,260,052
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 84,349,019	$ 267,841,930

The accompanying notes are an integral part of these financial statements.

14

WAHED ETFs
Statements of Changes in Net Assets

	Wahed Dow Jones Islamic World ETF		Wahed FTSE USA Shariah ETF
	Year Ended May 31,		Year Ended May 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income	$1,987,272	$1,238,534	$3,581,878	$3,639,644
Net realized gain	9,307,463	903,121	18,425,098	6,060,903
Net change in unrealized appreciation (depreciation)	73,054,284	5,190,775	245,834,954	18,607,827
Net increase in net assets from operations	84,349,019	7,332,430	267,841,930	28,308,374
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,208,087)	(975,231)	(3,833,694)	(3,754,182)
Total distributions to shareholders	(2,208,087)	(975,231)	(3,833,694)	(3,754,182)
CAPITAL TRANSACTIONS:
Shares sold	87,422,350	39,145,500	132,461,052	161,049,600
Shares redeemed	(20,565,905)	(6,200,730)	(75,594,049)	(40,729,658)
ETF transaction fees (See Note 4)	841	2,232	—	—
Net increase in net assets from capital transactions	66,857,286	32,947,002	56,867,003	120,319,942
NET INCREASE (DECREASE) IN NET ASSETS	148,998,218	39,304,201	320,875,239	144,874,134
NET ASSETS:
Beginning of the year	131,475,303	92,171,102	596,794,718	451,920,584
End of the year	$ 280,473,521	$ 131,475,303	$ 917,669,957	$ 596,794,718
SHARES TRANSACTIONS
Shares sold	2,900,000	1,600,000	2,175,000	3,175,000
Shares redeemed	(700,000)	(250,000)	(1,300,000)	(800,000)
Total increase in shares outstanding	2,200,000	1,350,000	875,000	2,375,000

The accompanying notes are an integral part of these financial statements.

15

Wahed Dow Jones Islamic World ETF
Financial Highlights

	Year Ended May 31,				Period Ended May 31, 2022(a)
	2026	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$25.53	$24.26	$20.97	$20.70	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.32	0.27	0.30	0.31	0.25
Net realized and unrealized gain (loss) on investments(c)	12.67	1.21	3.18	0.30	(4.44)
Total from investment operations	12.99	1.48	3.48	0.61	(4.19)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.21)	(0.19)	(0.34)	(0.13)
Total distributions	(0.36)	(0.21)	(0.19)	(0.34)	(0.13)
ETF transaction fees per share(b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.02
Net asset value, end of period	$38.16	$25.53	$24.26	$20.97	$20.70
TOTAL RETURN(e)	51.40%	6.14%	16.66%	3.20%	−16.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$280,474	$131,475	$92,171	$42,981	$32,077
Ratio of expenses to average net assets(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of tax expenses to average net assets(f)	0.00%(g)	—%	—%	—%	—%
Ratio of net investment income to average net assets(f)	1.08%	1.09%	1.34%	1.56%	2.91%
Portfolio turnover rate(e)(h)	11%	15%	11%	11%	8%

(a)	The Fund commenced operations on January 7, 2022.
(b)	Per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

Wahed FTSE USA Shariah ETF
Financial Highlights

	Year Ended May 31,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$51.12	$48.59	$40.24	$38.50	$36.50
INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.34	0.33	0.40	0.40
Net realized and unrealized gain (loss) on investments(b)	22.03	2.54	8.28	1.74	1.96
Total from investment operations	22.33	2.88	8.61	2.14	2.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.35)	(0.26)	(0.40)	(0.36)
Total distributions	(0.33)	(0.35)	(0.26)	(0.40)	(0.36)
ETF transaction fees per share(a)	—	—	0.00(c)	—	—
Net asset value, end of year	$73.12	$51.12	$48.59	$40.24	$38.50
TOTAL RETURN	43.84%	5.91%	21.47%	5.70%	6.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$917,670	$596,795	$451,921	$242,453	$167,486
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of tax expenses to average net assets	0.00%(d)	—%	—%	—%	—%
Ratio of net investment income to average net assets	0.50%	0.67%	0.73%	1.10%	1.01%
Portfolio turnover rate(e)	19%	10%	7%	29%	16%

(a)	Per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Amount represents less than 0.005%.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026
1. ORGANIZATION
The Wahed Dow Jones Islamic World ETF (“UMMA”) and Wahed FTSE USA Shariah ETF (“HLAL”) (each a “Fund” and collectively, the “Funds”) are diversified and non-diversified series, respectively, of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
UMMA is an actively-managed exchange-traded fund (“ETF”). The Fund’s objective is to seek long-term capital appreciation. UMMA seeks to achieve its objective by investing in a portfolio of global companies (excluding U.S. domiciled companies) the characteristics of which meet the requirements of Shariah and are consistent with Islamic principles as interpreted by subject-matter experts. Wahed Invest LLC (“Wahed” or the “Adviser”), the Fund’s investment adviser, seeks to invest the Fund’s assets in securities similar to the components of, and to achieve returns similar to those of, the Dow Jones Islamic International Titans 100 Index (the “Index”). The Index is a data-driven index owned and maintained by S&P Dow Jones Indices, and is designed to measure the stock performance of the largest ex-U.S. companies that have passed rules-based screens for adherence to Shariah investment guidelines.
HLAL is a passively-managed ETF. The Fund’s objective is to track the total return performance, before fees and expenses, of the FTSE USA Shariah Index (the “Index”). The Index is composed of common stocks of large and mid-capitalization U.S. companies the characteristics of which meet the requirements of the Shariah and are consistent with Islamic principles as interpreted by subject-matter experts.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements – In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at

18

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Rights and warrants are valued at the last reported sale price at the time the Funds calculate their NAV on the exchange on which they are principally traded.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of May 31, 2026, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

19

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income – Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Many U.S. treaty partners require the Internal Revenue Service (IRS) to certify that the person claiming treaty benefits is a resident of the United States for federal tax purposes, the Funds recognize the fee for this service, if applicable, as tax expense on the Statements of Operations. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.
Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, quarterly, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

20

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of May 31, 2026, the Funds’ fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of May 31, 2026, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2026 fiscal year. At May 31, 2026, the Funds’ fiscal year end, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdiction.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Wahed, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.65% of UMMA’s average daily net assets and at an annual rate of 0.50% of HLAL’s average daily net assets. Wahed has agreed to pay all expenses of the Funds except the fee paid to Wahed under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Quasar Distributors, LLC (“Quasar” or, the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) serves as each Fund’s distributor pursuant to an ETF Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Rule 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

21

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
Administrator, Accountant, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A., an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NASDAQ Stock Market LLC, (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Unit Transaction Fee charged by the Funds for each creation order is as follows:

Wahed Dow Jones Islamic World ETF	$2,000
Wahed FTSE USA Shariah ETF	500

An additional variable fee, payable to the Funds, of up to 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage taxes) involved with buying the securities with cash. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

22

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Fiscal Year Ended May 31, 2026
	Ordinary Income(1)	Long-Term Capital Gain
Wahed Dow Jones Islamic World ETF .	$2,208,087	$ —
Wahed FTSE USA Shariah ETF .	3,833,694	—

	Fiscal Year Ended May 31, 2025
	Ordinary Income(1)	Long-Term Capital Gain
Wahed Dow Jones Islamic World ETF .	$975,231	$ —
Wahed FTSE USA Shariah ETF .	3,754,182	—

(1)	Ordinary income may include short-term capital gains.
At May 31, 2026, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	Wahed Dow Jones Islamic World ETF	Wahed FTSE USA Shariah ETF
Federal Tax Cost of Investments .	$189,917,063	$566,212,672
Gross Tax Unrealized Appreciation .	$98,831,106	$378,536,018
Gross Tax Unrealized Depreciation .	(13,491,597)	(30,507,528)
Net Tax Unrealized Appreciation (Depreciation) .	85,339,509	348,028,490
Undistributed Ordinary Income .	876,679	557,856
Other Accumulated Gain (Loss) . .	(3,649,046)	(16,062,456)
Total Distributable Earnings .	$82,567,142	$332,523,890

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and passive foreign investment companies.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year.
At May 31, 2026, the Funds had no post-October losses or late-year ordinary losses.
At May 31, 2026, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Capital Loss Carryover Utilized	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover
Wahed Dow Jones Islamic World ETF	$ —	$—	$3,649,046
Wahed FTSE USA Shariah ETF	—	10,028,409	6,034,047

23

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended May 31, 2026, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings ( Accumulated Losses)	Paid-In Capital
Wahed Dow Jones Islamic World ETF.	$(10,579,751)	$10,579,751
Wahed FTSE USA Shariah ETF	(25,463,149)	25,463,149

6. INVESTMENT TRANSACTIONS
During the year ended May 31, 2026, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Wahed Dow Jones Islamic World ETF .	$19,336,527	$(8,520,744)
Wahed FTSE USA Shariah ETF .	28,031,988	(1,446,501)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the year ended May 31, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Wahed Dow Jones Islamic World ETF	$26,212,909	$20,278,797	$75,935,845	$18,377,114
Wahed FTSE USA Shariah ETF	137,011,718	134,677,535	127,970,590	74,141,673

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”
8. OPERATING SEGMENT
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Manager, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

24

WAHED ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2026(Continued)
9. SUBSEQUENT EVENTS
On June 26, 2026, the Funds paid a distribution to shareholders of record on June 25, 2026, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Wahed Dow Jones Islamic World ETF	$0.004	$30,000
Wahed FTSE USA Shariah ETF	0.019	245,100

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.
In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that need to be recorded or disclosed in the Funds’ financial statements.

25

Wahed ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Wahed ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wahed Dow Jones Islamic World ETF and Wahed FTSE USA Shariah ETF (the “Funds”), each a series of Listed Funds Trust, as of May 31, 2026, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Wahed Dow Jones Islamic World ETF	For the year ended May 31, 2026	For the years ended May 31, 2026 and 2025	For the years ended May 31, 2026, 2025, 2024, 2023 and for the period from January 7, 2022 (commencement of operations) through May 31, 2022
Wahed FTSE USA Shariah ETF	For the year ended May 31, 2026	For the years ended May 31, 2026 and 2025	For the years ended May 31, 2026, 2025, 2024, 2023, and 2022

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 30, 2026

26

WAHED ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
May 31, 2026 (Unaudited)
At meetings held on December 2, 2025 (the “Pre-Meeting”) and December 10-11, 2025 (the “Regular Meeting” and together with the Pre-Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of the continuation of the advisory agreement (the “Agreement”) between Wahed Invest LLC (the “Adviser”) and the Trust, on behalf of Wahed FTSE USA Shariah ETF and Wahed Dow Jones Islamic World ETF (each, a “Fund” and together, the “Funds”).
Pursuant to Section 15 of the 1940 Act, the continuation of the Agreements after their initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the Regular Meeting representatives from the Adviser provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services provided to each Fund by the Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreement, and information conveyed during the Adviser’s oral presentation. The Board also considered the information it received throughout the year about each Fund and the Adviser. The Board considered the approval of the continuation of the Agreement for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory arrangements and the Independent Trustees’ responsibilities relating thereto.
At the Regular Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser to each Fund; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits realized and expected to be realized by the Adviser from the relationship with the applicable Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser from the relationship with the applicable Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and renewal of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which each Fund achieved its investment objective. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, recent staffing changes in the compliance team, and past and current reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to each Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other things, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds.

27

WAHED ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
May 31, 2026 (Unaudited)(Continued)
Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past investment performance for periods ended September 30, 2025 had been included in the Materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”), as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.
Wahed FTSE USA Shariah ETF: The Board focused on the extent to which the Fund achieved its investment objective as a passively-managed index fund and reviewed information regarding the Fund’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
Wahed Dow Jones Islamic World ETF: The Board noted that, for the one-year, three-year and since-inception periods ended September 30, 2025, the Fund outperformed its performance benchmark, the Dow Jones Islamic Market International Titans 100 Index. The Board also noted that, for the one-year period ended September 30, 2025, the Fund underperformed the average of its Peer Group and Category Peer Group, but outperformed the average of its Peer Group and Category Peer Group for the three-year period. The Board also noted that the Fund performed within the range of the funds in its Selected Peer Group for the same one-year period and outperformed the one fund in its Selected Peer Group with three-year performance.
Cost of Services Provided and Profitability. The Board reviewed the management fee for each Fund, including in comparison to the management fees of its respective Peer Group as provided in the Barrington Report, as well as its respective Selected Peer Group.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning that the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.
Wahed FTSE USA Shariah ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group, but was within the range of funds included in the Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
Wahed Dow Jones Islamic World ETF: The Board noted that the management fee for the Fund was equal to the average and median of its Peer Group. The Board also noted that the Fund’s management fee was within the range of its Selected Peer Group.
The Board accordingly noted that each Fund’s unitary fee is reasonable and competitive with the fees of its respective peer funds.
Economies of Scale. The Board noted that it is not yet evident that either of the Funds have reached the size at which they have begun to realize economies of scale. The Board also determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.

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WAHED ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENT
May 31, 2026 (Unaudited)(Continued)
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Agreement was in the best interests of each Fund and its shareholders.

29

WAHED ETFs
ADDITIONAL INFORMATION
May 31, 2026 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreement.
TAX INFORMATION
Each Fund designated 100.00% of its ordinary income distribution for the most recent fiscal year ended May 31, 2026, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the fiscal year ended May 31, 2026, 0.00% and 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders of the Wahed Dow Jones Islamic World ETF and Wahed FTSE USA Shariah ETF, respectively.
For the fiscal year ended May 31, 2026, Wahed FTSE USA Shariah ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code:

	Foreign Source Income Earned	Foreign Taxes Paid
Wahed FTSE USA Shariah ETF	$ 3,602,677	$417,687

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	8/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	8/4/2026

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	8/4/2026

* Print the name and title of each signing officer under his or her signature